Details of treasury and other financial risks - Estimated impact of 10% increase of value of the EUR on the fair value of hedges (Detail) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	€ 122
USD bonds
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	63	€ 64
JPY
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	13	15
GBP
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	13	16
CHF
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	7	5
CAD
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	1	1
RUB
Details of treasury and other financial risks [Line Items]
Change in the value of transactional hedges following a 10% increase in the value of a currency against EUR	€ 1	€ 0